Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 103	€ 130
Other contingent liabilities	78	74
Total	€ 182	€ 204